Common stock (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock, Authorized			40,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, Authorized	40,000,000	40,000,000	40,000,000
Common stock, Outstanding (in shares)	6,342,189	6,342,189	6,342,189
Conversions (in shares)	0	0	0
Repurchase of common stock (in shares)	0		0
Restricted stock issued - directors (in shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common stock, Outstanding (in shares)	6,342,189	6,342,189	6,342,189
Common Class B [Member]
Class of Stock [Line Items]
Common stock, Authorized	40,000,000	40,000,000	40,000,000
Common stock, Outstanding (in shares)	2,531,926	2,531,926	2,542,021
Conversions (in shares)	(11,504)	0	(10,095)
Repurchase of common stock (in shares)	0		0
Restricted stock issued - directors (in shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common stock, Outstanding (in shares)	2,520,422	2,531,926	2,531,926
Common Class E [Member]
Class of Stock [Line Items]
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, Outstanding (in shares)	29,271,067	28,257,827	27,826,330
Conversions (in shares)	11,503	0	10,095
Repurchase of common stock (in shares)	(1,083)		0
Restricted stock issued - directors (in shares)	28,500	32,317	25,541
Exercised stock options - compensation plans (in shares)	276,079	895,674	325,996
Restricted stock units - vested (in shares)	124,490	85,249	69,865
Common stock, Outstanding (in shares)	29,710,556	29,271,067	28,257,827
Common Class F [Member]
Class of Stock [Line Items]
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, Outstanding (in shares)	0	0	0
Conversions (in shares)	0	0	0
Repurchase of common stock (in shares)	0		0
Restricted stock issued - directors (in shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Common stock, Outstanding (in shares)	0	0	0
Common Stock [Member]
Class of Stock [Line Items]
Common stock, Authorized	280,000,000	280,000,000	280,000,000
Common stock, Outstanding (in shares)	38,145,182	37,131,942	36,710,540
Conversions (in shares)	(1)	0	0
Repurchase of common stock (in shares)	(1,083)		0
Restricted stock issued - directors (in shares)	28,500	32,317	25,541
Exercised stock options - compensation plans (in shares)	276,079	895,674	325,996
Restricted stock units - vested (in shares)	124,490	85,249	69,865
Common stock, Outstanding (in shares)	38,573,167	38,145,182	37,131,942